Acquisitions and Business Combinations - Narrative (Details) R / shares in Units, R in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 24, 2020 ZAR (R) R / shares shares	Jun. 24, 2020 USD ($) shares	Jun. 30, 2020 ZAR (R) R / shares shares	Jun. 30, 2020 USD ($) $ / oz shares	Jul. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R) shares	Jun. 30, 2020 ZAR (R) oz	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Ordinary Shares Authorized For Issue | $					$ 200
Increase (decrease) in number of ordinary shares issued | shares		60,278,260	60,278,260	60,278,260	60,278,260		55,055,050
Shares issued price per share (in rand per share) | R / shares		R 57.50		R 57.50
Proceeds from issuing shares	R 3,466	R 3,466	$ 200	R 3,466		R 1,260
Ordinary share capital issued (as a percent)		11.10%	11.10%	11.10%	11.10%
Share issue related cost		R 80		R 80
Acquisition related costs								R 45	R 0	R 98
Anglo Gold Ashanti remaining South African operations [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration payable | $					$ 200
Contingent consideration payable | $ / oz					260
Ounces Gold Production | oz								250,000
Contingent Consideration Payable, Period of Payment								6 years
Contingent Consideration Payable on Ounces From Levels Below Current Infrastructure | $ / oz					20
Consideration paid											R 3,366	$ 200
Business integration expense								R 4
Moab Khotsong
Disclosure of detailed information about business combination [line items]
Consideration paid							R 3,474			3,474			$ 300
Acquisition related costs										98
Business integration expense									R 8	R 63
closing share price [Member]
Disclosure of detailed information about business combination [line items]
placing price discount percentage		5.40%	5.40%	5.40%	5.40%
30-day volume-weighted average price (VWAP) [Member]
Disclosure of detailed information about business combination [line items]
placing price discount percentage		3.50%	3.50%	3.50%	3.50%